Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 12,280	$ 12,081	$ 11,487	$ 11,176	$ 10,995	$ 10,554	$ 10,218	$ 9,884	$ 47,024		$ 41,651
Total interest expense	2,225	2,208	2,145	2,189	2,015	1,932	1,849	1,864	8,767		7,660
Net interest income	10,055	9,873	9,342	8,987	8,980	8,622	8,369	8,020	38,257		33,991
Provision for loan losses	200	420	400	200	100	200	0	200	1,220		500
Net interest income after provision for loan losses	9,855	9,453	8,942	8,787	8,880	8,422	8,369	7,820	37,037		33,491
Total noninterest income	2,373	2,173	2,234	4,280	1,920	2,275	1,893	1,641	11,060		7,729
Total noninterest expense	7,303	6,993	6,728	6,607	6,846	6,852	6,652	6,502	27,631		26,852
Income before provision for income taxes	4,925	4,633	4,448	6,460	3,954	3,845	3,610	2,959	20,466		14,368
Provision for income taxes	1,765	1,613	1,624	2,255	1,315	1,294	1,182	1,020
Net income	$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 13,209		$ 9,557
Net income per common share - Basic (in dollars per share)	$ 0.33	$ 0.32	$ 0.30	$ 0.45	$ 0.29	$ 0.27	$ 0.26	$ 0.21	$ 1.40	[1]	$ 1.03	[1]
Net income per common share - Diluted (in dollars per share)	$ 0.32	$ 0.32	$ 0.30	$ 0.44	$ 0.29	$ 0.27	$ 0.25	$ 0.21	$ 1.38	[1]	$ 1.02	[1]

[1]	All share information has been adjusted for the 10% stock dividend paid September 30, 2016.